ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2014
ACCOUNTS PAYABLE AND OTHER.
ACCOUNTS PAYABLE AND OTHER

15.ACCOUNTS PAYABLE AND OTHER

December 31,	2014	2013
(millions of Canadian dollars)
Operating accrued liabilities	2,939	3,577
Trade payables	414	300
Construction payables	746	1,188
Current derivative liabilities (Note 23)	1,020	837
Contractor holdbacks	368	211
Taxes payable	555	176
Security deposits	63	65
Asset retirement obligations (Note 18)	53	-
Other	286	310
	6,444	6,664